Fair Value Measurements - Additional Information (Detail) $ in Thousands		1 Months Ended		3 Months Ended	12 Months Ended
	Aug. 11, 2014 USD ($)	Aug. 31, 2014 USD ($) MaintenanceAndSafety	Jan. 31, 2014 shares	Jun. 30, 2016 MaintenanceAndSafety	Dec. 31, 2016 USD ($)
Tanker Investments Limited [Member] | Warrant [Member]
Fair Value, Net Derivative Asset (Liability) Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Expected volatility used in computing fair value of stock purchase warrants					47.80%
Tanker Investments Limited [Member] | Warrant [Member] | Maximum [Member]
Fair Value, Net Derivative Asset (Liability) Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Number of shares available through exercise of stock purchase warrant | shares			1,500,000
Teekay Offshore [Member] | Logitel Offshore Holdings [Member]
Fair Value, Net Derivative Asset (Liability) Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Percentage of ownership acquired	100.00%	100.00%
Aggregate purchase price, cash	$ 4,000	$ 4,000
Potential additional cash amount for purchase price	$ 27,600	$ 27,600
Number of units for maintenance and safety | MaintenanceAndSafety		3
Time-charter Swap [Member] | Teekay Tankers [Member]
Fair Value, Net Derivative Asset (Liability) Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Estimated average daily tanker rate					$ 18
Newbuildings [Member] | Cancellation Potential [Member] | Logitel Offshore Holdings [Member]
Fair Value, Net Derivative Asset (Liability) Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Number of units for maintenance and safety | MaintenanceAndSafety				2